CHAPTER 11 FILING AND EMERGENCE FROM BANKRUPTCY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Chapter 11 Filing Going Concern and Other Related Matters [Abstract]
Schedule of Reorganization Items Net

Reorganization items, net represent amounts incurred subsequent to the Petition Date as a direct result of the filing of our Chapter 11 cases and are comprised of the following:

	Three Months Ended
	March 31,
	2016	2015
Trustee fees	$30	$140
Professional fees	283	3,227
Litigation Settlement, net	(20,359)	-
Litigation settlement due to class action plaintiffs	2,136	-
Other claim adjustments	-	120
	$(17,910)	$3,487

Reorganization items, net represent amounts incurred subsequent to the Petition Date as a direct result of the filing of the Chapter 11 Cases and are comprised of the following:

For the year ended December 31,	2015	2014	2013
Trustee fees	$217	$2,751	$3,006
Professional fees	8,027	112,678	62,823
Provision for and expenses incurred on rejected executory contracts
including post-petition interest	-	6,864	256,522
Deferred financing fees write-off	-	-	4,603
Provision for post-petition interest on debt facilities	-	15,416	-
Provision for post-petition interest on claims	-	1,073	-
2004 Stock Incentive Plan	-	1,796	-
Provision for class action lawsuit and other subordinated claims	-	17,000	-
Other claim adjustments	(192)	13,895	216
	$8,052	$171,473	$327,170